Stockholder Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Stock Option Activity
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2021	12,300,000	0.37	$4,521,310	5.62
Granted	360,000	3.33	—	—
Exercised	—	—	—	—
Expired/forfeit	—	—	—	—
Options outstanding at March 31, 2022	12,660,000	0.45	$5,719,310	5.39

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2019	12,180,500	0.20	$4,750,395	5.59
Granted	—	—	—	—
Exercised	—	—	—	—
Expired/forfeit	—	—	—	—
Options outstanding at December 31, 2020	12,180,500	0.20	$4,750,395	4.59
Granted	2,885,000	1.20	—	—
Exercised	(225,500)	0.19	—	—
Expired/forfeit	(2,540,000)	0.17	—	—
Options outstanding at December 31, 2021	12,300,000	0.37	$4,521,310	5.62

Schedule Of Warrant Activity
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2021	1,250,000	2.50	$437,500	2.96
Issued	—	—	——	—
Exercised	—	—	—	—
Balance at March 31, 2022	1,250,000	2.50	$437,500	2.72

Options
Options Unvested at December 31, 2019	—
Granted	—
Vested	—
Expired/forfeit	—
Options Unvested at December 31, 2020	—
Granted	2,885,000
Vested	(379,817)
Expired/forfeit	(40,000)
Options Unvested at December 31, 2021	2,465,183

Stock Option [Member]
Schedule Of Stock Option Assumptions
March 31, 2022
Dividend yield	0.00%
Expected life	5.65 – 5.75 Years
Expected volatility	37.73 – 39.18%
Risk-free interest rate	1.44 – 2.12%

	For the years ended
	2021	2020
Dividend yield	0.00%	—
Expected life	5.49 – 6.25 Years	—
Expected volatility	38.39- 38.67%	—
Risk-free interest rate	0.87– 1.07%	—
	For the years ended
	2021	2020
Dividend yield	0.00%	—
Expected life	1 - 3 Years	—
Expected volatility	42.39% - 45.24%	—
Risk-free interest rate	0.600% - 0.795%	—
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2019	950,000	0.11	$690,500	1.44
Issued	—	—	—	—
Exercised	—	—	—	—
Balance at December 31, 2020	950,000	0.11	$690,500	0.44
Issued	5,033,333	0.85	—	—
Exercised	(4,733,333)	0.26	—	—
Balance at December 31, 2021	1,250,000	2.50	$437,500	2.96